EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2012, 2011 and 2010 approximated $4,327, $4,011 and $4,196, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2012, 2011 and 2010 to these plans were $1,107, $1,024 and $1,043, respectively.

The Company also contributes to multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which is currently under negotiation, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 83.61% funded as of January 1, 2011

The Company’s contributions to such plan: $2,131, $2,046 and $1,923 in 2012, 2011 and 2010, respectively

Plan status: Not in critical nor endangered as of December 31, 2011

During 2012, the Company received its Annual Funding Notice, Notice of Funded Status, and a Rehabilitation Plan (Notices), as defined by the Pension Protection Act (PPA), from the Bakery and Confectionery Union and Industry International (BC&T) Pension Fund (Plan), a multi-employer defined benefit pension plan for certain Company union employees. The Notices indicate that the Plan’s actuary has certified that the Plan is in critical status, the “Red Zone”, as defined by the PPA, and that a plan of rehabilitation was adopted by the Trustees of the Plan (Trustees) in fourth quarter 2012. The Trustees have advised that one of the largest contributors to the Plan filed for bankruptcy and ceased making contributions to the Plan in 2011, and that the Plan has achieved less favorable investment performance returns to maintain a favorable funding status. The Trustees indicated that the aforementioned are the primary reasons for the Plan’s deterioration to critical status. As of January 1, 2011 plan valuation date, the BC&T Plan had 116,708 participants, of which 32,449 (28%) were active participants, 54,470 (47%) were retired or separated from service and receiving benefits, and 29,789 (25%) were retired or separated from service and entitled to receive future benefits.

During 2012, a Committee comprised of an equal number of BC&T Union and participating employer Trustees reviewed possible plan changes, including benefit reductions and increased employer contributions, and concluded that it was not feasible for the Plan to adopt changes which would allow it to emerge from critical status within the ten year targeted period as defined in the PPA. The Committee determined that rehabilitation within ten years would require 15% annual compounded surcharges on employer contributions, and that such action was not feasible and would likely have an adverse effect on the Plan. Under the Rehabilitation Plan adopted, the Plan is projected to emerge from critical status sometime beyond the 30 year projection period. In the event that a plan does not have the financial resources to ultimately pay benefits at a level specified by law, then it must apply to the Pension Benefits Guaranty Corporation for government financial assistance.

The Rehabilitation Plan adopted requires that employer contributions include 5% compounded annual surcharges each year for an unspecified period of time beginning January 2013 (in addition to the 5% interim surcharge initiated in June 2012) as well as certain plan benefit reductions. The Trustees will review the Plan’s progress each year and will consider if further adjustments, including employer surcharges or plan benefit modifications, are necessary to meet the objectives of the Rehabilitation Plan. The Trustees have advised that neither the PPA nor regulatory guidance currently defines the rehabilitation standards for a plan that is not designed to emerge from critical status within the 10-year rehabilitation period. Company contributions to the Plan were $2,131, $2,046 and $1,923 in each of the years 2012, 2011 and 2010, respectively. The Company was advised by the Plan that if the Company had withdrawn from the Plan during 2012 its estimated withdrawal liability would have been $37,200. Although the Company has not made any decisions regarding withdrawal from the Plan, the Company is exploring various alternatives, including withdrawal from the Plan. Should the Company actually withdraw from the Plan at a future date, a withdrawal liability, which could be higher than $37,200, would be payable to the Plan. The Company is currently unable to determine the ultimate outcome of the above discussed matter and therefore, is unable to determine the effects on its consolidated financial statements, but, the ultimate outcome could be material to its consolidated results of operations in one or more future periods.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2012 and 2011, these investments totaled $49,378 and $41,768, respectively. All gains and losses and related investment income in these investments, which are recorded in other income, net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

The Company provides certain postretirement health care and life insurance benefits for corporate office and management employees based upon their age, years of service, date of hire and if they agree to contribute a portion of the cost as determined by the Company. The Company has the right to modify or terminate these benefits and does not fund postretirement health care and life insurance benefits in advance of payments for benefit claims. The Company is currently contemplating changes to its postretirement health care and life insurance benefits with the intention of reducing the Company’s cost of providing such benefits. These changes are likely to include increasing retiree premium contributions, reducing and eliminating certain benefits, and taking steps to ensure that the Company does not become subject to the excise tax on high value coverage instituted by the Patient Protection and Affordability Act. The Company is not presently able to determine the effects of such changes on its financial statements.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2012 are as follows:

Prior service credit	$(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	$6,073

The estimated actuarial loss and prior service credit to be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during 2013 are $796 and $(125), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2012 and 2011 consist of the following:

	December 31
	2012	2011
Benefit obligation, beginning of year	$26,108	$20,689
Service cost	1,034	831
Interest cost	1,113	1,117
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of year	$27,381	$26,108

Net periodic postretirement benefit cost included the following components:

	2012	2011	2010
Service cost—benefits attributed to service during the period	$1,034	$831	$696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	$3,183	$2,449	$1,782

For measurement purposes, the 2013 annual rate of increase in the per capita cost of covered health care benefits was assumed to be 8.2% for pre-age 65 retirees, post 65 retirees and for prescription drugs; these rates were assumed to decrease gradually to 5.0% for 2020 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 3.91% and 4.31% at December 31, 2012 and 2011, respectively.

Increasing or decreasing the health care trend rates by one percentage point in each year would have the following effect:

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,569	$(4,281)
Total of service and interest cost components	$604	$(407)

The Company estimates future benefit payments will be $613, $752, $900, $1,014 and $1,136 in 2013 through 2017, respectively, and a total of $7,443 in 2018 through 2022. The future benefit payments are before the expected annual Medicare Part D subsidies of $58, $64, $72, $82, and $91 in 2013 through 2017, respectively, and a total of $615 in 2018 through 2022.